UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS ₩ in Thousands		3 Months Ended	6 Months Ended				12 Months Ended
		Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 KRW (₩)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 KRW (₩)		Dec. 31, 2024 KRW (₩)
Cash flows from operating activities
Loss for the period | $		$ (29,753)	$ 456		$ 456		$ (6,805)
Changes in:
- Accounts payable - other | $							7,725
Promissory note payables – related parties | $		371	684		684		1,380
- Other receivables | $		(618)	(1,140)		(1,140)		(2,300)
Net cash outflow from operating activities | $		(30,000)
Cash flows from investing activities
Net cash outflow in investing activities | $
Cash flows from financing activities
Promissory note payables – related parties | $	[1]	30,000
Net cash inflow (outflow) in financing activities | $		30,000
Net change in cash and cash equivalents | $
Cash and cash equivalents at beginning of the period | $
Cash and cash equivalents at end of the period | $
CubeBio Co., Ltd. [Member]
Cash flows from operating activities
Loss for the period				₩ (2,997,895)		₩ (3,400,181)		₩ (6,141,476)		₩ (8,065,334)
Adjustments to reconcile net income to net cash provided by operating activities
- Depreciation				67,358		39,475		222,589		335,918
- Amortization				256		256		2,303		2,760
- Other bad debt expenses								341,816	[2]	71,412	[2]
- Reversal of other bad debt expenses										(489,720)
- Gains on valuation of derivatives								(461,422)		(673,637)
- Losses on foreign currency translation								2,145		661
- Gains on foreign currency translation								(6,350)		(9,162)
- Losses on disposal of property and equipment										4,172
- Impairment loss										601,792
- Gains on disposal of property and equipment										(5,616)
- Interest expenses								798,129		1,050,584
- Interest income								(230,557)		(46,559)
- Losses on bond redemption								69,890		283,780
- Losses on valuation of derivatives								6,281		5,802
- Severance benefits				102,647		98,811		238,148		212,265
Changes in:
- Accounts payable - other								193,852		709,264
- Other receivables								172,212		(302,872)
- Prepaid expenses								5,130		18,457
- Prepayments								(83,673)
- Liabilities due to benefits paid								(155,405)		(108,281)
Interest received				29,499		49,281		72,764		49,582
Interest paid				(21,678)		(27,316)		(53,044)		(62,090)
Income taxes paid				9,688		5,874		(907)		4,014
- Other non-current assets								41,579		41,579
Net cash outflow from operating activities				(2,345,678)		(2,934,045)		(4,965,996)		(6,371,229)
Cash flows from investing activities
Loans advance to related party				(105,290)				(220,000)		(44,100)
Decrease in other financial assets				35,722						760,000
Deposit refunded										18,931
Proceeds from disposal of property and equipment				1,500						7,518
Purchase of intangible assets								(1,536)
Purchase of property and equipment						(7,960)		(7,961)		(74,216)
Net cash outflow in investing activities				(68,068)		(7,960)		(229,497)		668,133
Cash flows from financing activities
Increase in Short-term borrowings				1,000,000		270,000		(270,000)
Proceeds from short-term borrowings								270,000
Proceeds from issuance of bond with warrants						2,000,000		9,200,000		4,500,000
Disposal of treasury shares				128,000		100,000
Repayment of lease liabilities				(56,773)		(58,029)
Repayment of issuance of bond with warrants				(600,000)		(2,500,000)
Repayment of bond with warrants				(600,000)		(2,500,000)		(8,105,000)		(2,750,005)
Payment of offering costs				(151,970)		(515,585)		(1,368,185)		(1,025,730)
Proceeds from warrants exercised										3,035,000
Proceeds from share options exercised										1,026,800
Payment of Lease Liability Principal				(56,773)		(58,029)		(117,348)		(109,391)
Proceeds from advances for allotment of common shares and sale of treasury shares				2,070,000				2,110,000
Proceeds from treasury stocks disposed								150,000		4,011,860
Net cash inflow (outflow) in financing activities				2,389,257		(703,614)		1,869,467		8,688,534
Effect of exchange rate changes on cash and cash equivalents				1,102		(1,080)		(334)		8,501
Net change in cash and cash equivalents				(24,489)		(3,645,619)		(3,326,026)		2,985,438
Cash and cash equivalents at beginning of the period				335,814		3,662,174		3,662,174		668,235
Cash and cash equivalents at end of the period				₩ 312,427		₩ 15,475		₩ 335,814		₩ 3,662,174

[1]	Details of this non-cash transaction for financing activities are included in Note 6.
[2]	The net amount of VAT refund receivable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.